John Hancock
Retirement Distribution Portfolio

SUMMARY PROSPECTUS 4–30–11

Before you invest, you may want to review the fund’s prospectus, which contains more information about the fund and its risks. You can find the fund’s prospectus and other information about the fund, including the statement of additional information and most recent reports, online at www.jhfunds.com/Forms/Prospectuses.aspx. You can also get this information at no cost by calling 1-800-225-5291 or by sending an e-mail request to info@jhfunds.com. The fund’s prospectus and statement of additional information, both dated 4-30-11, are incorporated by reference into this Summary Prospectus.

 Class A: JRDAX

Investment objective

The fund seeks to provide a stated, targeted (non-guaranteed) quarterly distribution. As a secondary objective the fund seeks capital appreciation. This investment objective is non fundamental, which means that it can be changed by the Board of Trustees of the fund without shareholder approval.

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 19 to 20 of the prospectus under “Sales charge reductions and waivers” or pages 87 to 90 of the fund’s statement of additional information under “Initial Sales Charge on Class A Shares.”

Shareholder fees (%) (fees paid directly from your investment)	Class A

Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00

Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00 (on certain purchases, including those of $1 million or more	)

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class A

Management fee	0.24

Distribution and service (12b-1) fees	0.30

Other expenses[1]	1.75

Acquired fund fees and expenses[2]	0.62

Total annual fund operating expenses	2.91

Contractual expense reimbursement[3]	−1.61

Total annual fund operating expenses after expense reimbursements	1.30

1	“Other expenses” reflects a change in the contractual transfer agency and service agreement effective July 1, 2010.
2	“Acquired fund fees and expenses” are based on the indirect net expenses associated with the fund’s investments in underlying investment companies. The “Total annual fund operating expenses” shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial highlights” section of this prospectus, which do not include “Acquired fund fees and expenses.”
3	The adviser has contractually agreed to reduce its management fee for the fund, or if necessary make payment to the fund, in an amount equal to the amount by which the “Expenses” of the fund exceed 0.09% of average annual net assets (on an annualized basis) of the fund. “Expenses” means all the expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) advisory fee, (f) distribution and service (12b-1) fees, (g) transfer agent fees and service fees, (h) blue-sky fees, (i) printing and postage, (j) acquired fees, (k) fees under any agreement or plan of the Trust dealing with services for shareholders or others with beneficial interests in shares of the Trust and (l) short dividend expense. The adviser has also contractually agreed to waive and/or reimburse all or a portion of certain class specific expenses including distribution and service (12b-1) fees, transfer agent fees, service fees, blue sky fees, and printing and postage fees to the extent necessary to maintain the fund’s total class specific expenses at 0.35% for Class A. These expense limitation agreements expire on April 30, 2012, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.

An Asset Allocation Fund

 John Hancock Retirement Distribution Portfolio

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class A

Shares	Sold	Kept

1 Year	626	626

3 Years	1,211	1,211

5 Years	1,821	1,821

10 Years	3,462	3,462

Portfolio turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 29% of the average value of its portfolio.

Principal investment strategies

The fund is designed for investors seeking an attractive level of distributions and the potential for modest capital appreciation over the long-term. Although the fund seeks capital appreciation as a secondary objective, the fund is not designed for significant wealth accumulation and is primarily intended to provide for distribution of assets over the long-term.

The targeted annual distribution rate currently is $0.60 per share. This distribution rate is not guaranteed and may be decreased or increased in the future. The prospectus will be supplemented if the distribution rate is changed. The current distribution rate is available at www.jhfunds.com.

The fund may not have sufficient income from dividends, interest and distributable capital gains to pay the targeted distribution rate. Therefore, the fund’s policy of paying consistent distributions may result in a return of capital to shareholders (i.e., a shareholder would receive a portion of his or her investment back in the form of distributions).

The fund is a “fund of funds” that invests in a number of underlying funds as well as directly in securities and in certain derivative instruments. The subadviser to the fund allocates the assets of the fund among the underlying funds and other investments according to an asset allocation strategy that seeks to achieve the fund’s investment objective. The underlying funds in which the fund invests will change over time in response to changes in the value of the fund. The fund may invest in underlying funds not described in this section, including affiliated underlying and nonaffiliated funds.

The fund may invest in cash and cash equivalent securities within a wide range (0% to 100% of net assets) when the subadviser believes that the fund could benefit from maintaining a higher cash exposure.

The fund may invest in exchange-traded funds (ETFs). The fund may also invest in the securities of other investment companies and may make direct investments in other types of investments.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Before investing, be sure to read the additional descriptions of these risks beginning on page 8 of the prospectus.

Risks of investing in the fund of funds

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Derivatives risk Use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Retirement distribution risk Market fluctuations will affect the performance of the fund, and may impact the ability of the fund to make its target distribution.

Risks of investing in the underlying funds

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit-quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling Signature Services at 1-800-225-5291 between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.

Calendar year total returns These do not include sales charges and would have been lowered if they did.

Average annual total returns These include sales charges. Performance of broad-based market indexes are included for comparison.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index The combined index consists of 50% S&P 500 Index/50% Barclays Capital U.S. Aggregate Bond Index.

 John Hancock Retirement Distribution Portfolio

Calendar year total returns — Class A (%)

2008	2009	2010
−23.33	25.35	8.99

Best quarter: Q2 ’09, 15.50%

Worst quarter: Q4 ’08, −11.35%

Average annual total returns (%)	1 Year	Inception

as of 12-31-10		1-02-08

Class A before tax	3.54	−0.16

After tax on distributions	1.66	−2.21

After tax on distributions, with sale	2.26	−1.38

S&P 500 Index	15.06	−2.86

Barclays Capital U.S. Aggregate Bond Index	6.54	5.90

50% S&P 500 Index / 50% Barclays Capital U.S. Aggregate Bond Index	11.29	2.04

Investment management

Investment adviser John Hancock Investment Management Services, LLC
Subadviser John Hancock Asset Management a division of Manulife Asset Management (North America) Limited
Subadviser John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Portfolio management

Bob Boyda Senior Managing Director and Senior Portfolio Manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio manager of the fund since 2010	Steve Medina Senior Managing Director and Senior Portfolio Manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio manager of the fund since 2010	Steve Orlich Senior Managing Director and Senior Portfolio Manager, John Hancock Asset Management a division of Manulife Asset Management (North America) Limited Portfolio manager of the fund since 2008
Bruce Speca Head of Global Asset Allocation, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio manager of the fund since 2010	Scott Warlow Managing Director, John Hancock Asset Management a division of Manulife Asset Management (North America) Limited Portfolio manager of the fund since 2008

Purchase and sale of fund shares

The minimum initial investment requirement for Class A shares of the fund is $50,000. There are no subsequent investment requirements. You may redeem shares of the fund on any business day through our Web site: www.jhfunds.com; by mail: Mutual Fund Operations, John Hancock Signature Services, Inc., P.O. Box 55913, Boston, Massachusetts 02205-5913; or by telephone: 1-800-225-5291.

Taxes

The fund’s distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax at a later date.

Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, registered investment adviser, financial planner or retirement plan administrator), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

© 2011 John Hancock Funds, LLC    3300SP 04-30-11    SEC file number: 811-21779